Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 18
CIK	dei_EntityCentralIndexKey	0001052118
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2025
Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2025
Prospectus Date	rr_ProspectusDate	Jan. 29, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Jennison Energy Infrastructure Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPAX
PGIM Jennison Energy Infrastructure Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPCX
PGIM Jennison Energy Infrastructure Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPZX
PGIM Jennison Energy Infrastructure Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPQX